Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2012
Partners' Capital [Abstract]
Schedule Of Issuance Of Units

			Per Unit	Per Unit	Net
Issuance Date	Units		Gross Price	Net Price (1)	Proceeds
April 1, 2011	6,243,000	(2)	$24.50	$—	$153
May 4, 2011	1,800,000		$30.65	$29.75	53
January 13, 2012	3,500,000		$30.73	$29.50	103
July 25, 2012	4,600,000	(3)	$26.00	$24.97	115

(1) Price is net of underwriting discounts.

(2) Represents Class C units.

(3) Includes 600,000 units that were issued in August 2012.